Income Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deductible temporary difference to accruals and others	¥ 442,696,181	¥ 158,576,042
Tax losses carried forward	542,743,772	167,760,191
Less: Valuation allowance	(985,439,953)	(326,336,233)
Taxable temporary difference related to acquired right to operate an online audio/video content platform	21,228,656	23,631,899
Total of deferred tax liabilities	¥ 21,228,656	¥ 23,631,899